Financial Risk Management - Interest Rates Used by the Group for the Fair Value Measurement (Detail)	12 Months Ended
Dec. 31, 2017
Bottom of range [member] | Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	1.54%
Bottom of range [member] | Borrowings and debentures [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.48%
Bottom of range [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.23%
Top of range [member] | Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.67%
Top of range [member] | Borrowings and debentures [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.55%
Top of range [member] | Long-term payables - other [member]
Disclosure of detailed information about financial instruments [Line items]
Interest rate	2.60%